Structured entities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Structured entities

48 Structured entities

ING Group’s activities involve transactions with various structured entities (SE) in the normal course of its business. A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. ING Group’s involvement in these entities varies and includes both debt financing and equity financing of these entities as well as other relationships. Based on its accounting policies, as disclosed in the section Principles of valuation and determination of results of these annual accounts, ING establishes whether these involvements result in no significant influence, significant influence, joint control or control over the structured entity.

The structured entities over which ING can exercise control are consolidated. ING may provide support to these consolidated structured entities as and when appropriate. However, this is fully reflected in the consolidated annual accounts of ING Group as all assets and liabilities of these entities are included and off-balance sheet commitments are disclosed.

ING’s activities involving structured entities are explained below in the following categories:

1 Consolidated ING originated Liquidity management securitisation programmes (Lions);

2 Consolidated ING originated Covered bond programme (CBC);

3 Consolidated ING sponsored Securitisation programme (Mont Blanc);

4 Unconsolidated Securitisation programme; and

5 Other structured entities.

1. Consolidated ING originated Liquidity management securitisation programmes (Lions)

ING Group enters into liquidity management securitisation programmes in order to obtain funding and improve liquidity. Within the programme ING Group sells ING originated assets to a structured entity. The underlying exposures include residential mortgages in the Netherlands, Germany, Belgium, Spain, Italy, and Australia.

The structured entity issues securitised notes (traditional securitisations) which are eligible collateral for central bank liquidity purposes. In most programmes ING Group acts as investor of the securitised notes. ING Group continues to consolidate these structured entities if it is deemed to control the entities.

The structured entity issues securitisation notes in two tranches, one subordinated tranche and one senior tranche, rated AAA by a rating agency. The AAA tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.

ING Bank originated various securitisations, as at 31 December 2017, these consisted of approximately EUR 56 billion of AAA rated notes and subordinated notes, of which approximately EUR 7 billion were issued externally. The underlying exposures are residential mortgages and SME loans. Apart from the third party funding, these securitisations did not impact ING Bank’s consolidated statement of financial position and profit or loss.

In 2017, there are no non-controlling interests as part of the securitisation structured entities that are significant to ING Group. ING Group for the majority of the securitisation vehicles provides the funding for the entity except for EUR 7 billion which are funded by third parties.

2. Consolidated ING originated Covered bond programme (CBC)

ING Group has entered into a covered bond programme. Under the covered bond programme ING issues bonds. The payment of interest and principal is guaranteed by the ING administered structured entities, ING Covered Bond Company B.V., and ING SB Covered Bond Company B.V. In order for these entities to fulfil their guarantee, ING legally transfers mainly Dutch mortgage loans originated by ING. Furthermore ING offers protection against deterioration of the mortgage loans. The entities are consolidated by ING Group.

Covered bond programme
	Fair value pledged mortgage loans		Cash balance structured entity
	2017	2016	2017	2016
Dutch Covered Bond Companies	41,062	43,931	323	39

	41,062	43,931	323	39

In general, the third-party investors in securities issued by the structured entity have recourse only to the assets of the entity and not to the assets of ING Group.

3. Consolidated ING sponsored Securitisation programme (Mont Blanc)

In the normal course of business, ING Group structures financing transactions for its clients by assisting them in obtaining sources of liquidity by selling (also referred to as factoring) the clients’ receivables or other financial assets to an ING sponsored SPE.

The transactions are funded by the ING Group administered multi seller Asset Backed Commercial Paper (ABCP) conduit Mont Blanc Capital Corporation (Mont Blanc), which funds itself in the ABCP market. Mont Blanc does not have non-controlling interests that are significant to ING Group. ING Group facilitates these transactions by providing structuring, accounting, funding and operations services.

The types of assets currently in Mont Blanc include trade receivables, consumer finance receivables, credit card receivables, motor vehicle loans, and residential mortgage backed securities (RMBS).

ING Group supports the commercial paper programmes by providing the SPE with short-term liquidity facilities. These liquidity facilities primarily cover temporary disruptions in the commercial paper market. Once drawn these facilities bear normal credit risk. A number of programmes are supported by granting structured liquidity facilities to the SPE, in which ING Group covers at least some of the credit risk incorporated in these programmes itself (in addition to normal liquidity facilities), and might suffer credit losses as a consequence. Furthermore, under a Programme Wide Credit Enhancement ING Group guarantees to a limited amount all remaining losses incorporated in the SPE to the commercial paper investors.

The liquidity facilities, including programme wide enhancements, provided to Mont Blanc are EUR 1,139 million (2016: EUR 812 million). The drawn liquidity amount is nil as at 31 December 2017 (2016: nil).

The normal non-structured standby liquidity facilities and the structured facilities are reported under irrevocable facilities. All facilities, which vary in risk profile, are granted to the SPE subject to normal ING Group credit and liquidity risk analysis procedures. The fees received for services provided and for facilities are charged subject to market conditions.

4. Unconsolidated Securitisation programme

In 2013 ING transferred financial assets (mortgage loans) for an amount of approximately EUR 2 billion to a newly established special purpose entity (SPE). The transaction resulted in full derecognition of the financial assets from ING’s statement of financial position. The derecognition did not have a significant impact on net result. Following this transfer ING continues to have two types of on-going involvement in the transferred assets: as counterparty to the SPE of a non-standard interest rate swap and as servicer of the transferred assets. ING has an option to unwind the transaction by redeeming all notes at their principal outstanding amount, in the unlikely event of changes in accounting and/or regulatory requirements that significantly impact the transaction. The fair value of the swap held by ING at 31 December 2017 amounted to EUR –41 million (2016: EUR –5 million); fair value changes on this swap recognised in the statement of profit or loss in 2017 were EUR –36 million (2016: EUR –6 million). Fee income recognised in the statement of profit or loss in 2017 amounted to EUR 2 million (2016: EUR 2 million).

5. Other structured entities

In the normal course of business, ING Group enters into transactions with structured entities as counterparty. Predominantly in its structured finance operations, ING can be instrumental in facilitating the creation of these structured entity counterparties. These entities are generally not included in the consolidated annual accounts of ING Group, as ING facilitates these transactions as administrative agent by providing structuring, accounting, funding, lending, and operation services.

ING Bank offers various investment fund products to its clients. ING Bank does not invest in these investment funds for its own account nor acts as the fund manager.